Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax depreciation greater (less) than book depreciation		$ 13	$ 51	$ (13)
Book amortization less than (in excess of) tax amortization		16		(20)
Liabilities currently not deductible for tax		(29)	(28)	(27)
Net tax losses (benefited) utilized		(11)	(37)	48
Change in valuation allowance on deferred tax assets	(89)	(89)	(78)	(3)
Net tax credits utilized		53	24	0
Other		1	(8)	(2)
Deferred income tax, Total		$ (46)	$ (76)	$ (17)